CAPITAL STOCK - Disclosure of RSU transactions, shown in number of RSUs, during the year (Details) - Restricted Share Units [Member] - share	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	83,500	0
Granted	195,500	83,500
Vested and settled in cash	(27,002)	0
Forfeited	(2,500)	0
Outstanding, end of year	249,498	83,500